Operating lease commitments	12 Months Ended
Sep. 30, 2018
Operating lease commitments
Operating lease commitments

Note 30. Operating lease commitments

Westpac leases various commercial and retail premises and related plant and equipment. The lease commitments at 30 September are as follows:

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Due within one year	570	548	498	480
Due after one year but not later than five years	1,564	1,591	1,356	1,395
Due after 5 years	1,819	1,994	1,460	1,652

Total lease commitments	3,953	4,133	3,314	3,527

Operating leases are entered into to meet the business needs of entities in the Group. Lease rentals are determined in accordance with market conditions when leases are entered into or on rental review dates.

Leased premises that have become excess to the Group’s business needs have been sublet where possible.

The future minimum lease payments receivable from non-cancellable sub-leases were $7 million (2017: $9 million) for the Group and $6 million (2017: $9 million) for Parent Entity.